Note 37 - Interest Income and Expense - Interest Expense Break Down By Origin (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest Income And Expense
Central banks Interest Expense (Interest Expense)	€ 123	€ 192	€ 138
Deposits from credit institutions Interest Expenses (Interest Expense)	1,880	1,367	1,186
Customer deposits Interest Expenses(Interest Expense)	5,814	5,766	4,340
Debt instruments Issued interest expenses(Interest Expense)	1,930	2,323	2,548
Adjustments of expenses as a result of hedging transactions (Interest Expense)	665	(574)	(859)
Cash flows hedges interest expenses (Interest Expense)	38	42	(16)
Fair value hedges interest expenses (Interest Expense)	627	(616)	(844)
Interest and similar expenses	125	96	108
Insurance activity interest expense (Interest Expense)	682	846	816
Other expenses interest expenses(Interest Expense)	316	634	484
Interest Expenses (Income Statement)	€ 11,537	€ (10,648)	€ 8,761